Lease Liability - Schedule of Lease Liability (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Lease Liability [Abstract]
Lease liability – Current	$ 6,244	$ 11,870
Lease liability – Non-Current	7,614	14,208
Total	$ 13,858	$ 26,078